August 4, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus California Tax Exempt Money Market Fund
      File Nos. 811-4210; 2-95595

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds, does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on July, 28, 2000, pursuant to Rule 485(b).


                                                      Very truly yours,


                                                      Faria Adam